Related party transactions	6 Months Ended
Jun. 30, 2021
Related party transactions
Related party transactions

Related party transactions

On April 30, 2021, the members of the management board were offered new subscription rights under Subscription Right Plan 2021 BE, subject to acceptance. A first portion of the number of accepted subscription rights under Subscription Right Plan 2021 BE and the final number of accepted subscription rights under Subscription Right Plan 2021 RMV and Subscription Right Plan 2021 ROW were enacted by notary deed on July 2, 2021. For four members of the management board, the suspensive condition of acceptance is still outstanding. The subscription rights have an exercise term of eight years as of the date of the offer. The exercise price of the subscription rights is €64.76 (the closing price of the Galapagos share on Euronext Amsterdam and Brussels on the day preceding the date of the offer). Each subscription right gives the right to subscribe for one new Galapagos share. For all the beneficiaries under Subscription Right plan 2021 BE the subscription rights vest only and fully on the first day of the fourth calendar year following the calendar year in which the grant was made. The subscription rights are not transferable and can in principle not be exercised prior to January 1, 2025. Subscription rights granted under Subscription Right Plan 2021 RMV and Subscription Right Plan 2021 ROW vest in instalments: with 25% of each grant being exercisable as of January 1, 2023, 25% as of January 1, 2024 and 50% (the remainder) as of January 1, 2025.

On May 5, 2021, the members of the management board were offered new restricted stock units (‘RSUs’), subject to acceptance. The RSUs are offered for no consideration. Four members of the management board accepted all RSUs offered to them. Each RSU represents the right to receive, at Galapagos’ discretion, one Galapagos share or a payment in cash of an amount equivalent to the volume-weighted average price of the Galapagos share on Euronext Brussels over the 30-calendar day period preceding the relevant vesting date. The RSU grant will vest in full three years after the offer date. For the members of the management board, any vesting prior to the third anniversary of the offer date will always give rise to a payment in cash rather than a delivery of shares. The RSUs are not transferable.

The table below sets forth the number of subscription rights offered under Subscription Right Plan 2021 BE and the total number of RSUs accepted by each member of the management board during the first six months of 2021:

Name	Title	Number of 2021 subscription rights offered	Number of 2021 RSUs accepted
Onno van de Stolpe	Chief Executive Officer	85,000	2,111
Bart Filius	President & Chief Operating Officer	50,000	1,011
Walid Abi-Saab	Chief Medical Officer	40,000	835
Piet Wigerinck	Chief Scientific Officer	40,000	-
Andre Hoekema	Chief Business Officer	30,000	-
Michele Manto	Chief Commercial Officer	30,000	835

We note that Dr. Rajesh Parekh and Ms. Katrine Bosley were re-appointed as members of the supervisory board by the shareholders’ meeting of April 28, 2021 for a period of four years and for a period of one year respectively. Ms. Katrine Bosley is an independent supervisory board member within the meaning of article 7:87 of the Belgian Companies Code and article 3.5 of the Belgian Corporate Governance Code 2020.

During the first six months of 2021, there were no changes to related party transactions disclosed in the 2020 annual report that potentially had a material impact on the financials of the first six months of 2021.